Income Taxes (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax asset:
Intangibles	$ 731,622
Net operating loss carryforward	441,622
Research and development tax credit carryforwards	28,288
Accruals	204,608
Other	1,373
Total deferred tax assets	1,407,513
Less valuation allowance	(1,407,513)
Net deferred tax assets	0
Zeta Acquisition Corp III
Deferred tax asset:
Capitalized formation costs	61,400	53,300
Net operating loss carryforward	8,200	5,800
Less valuation allowance	(69,600)	(59,100)
Net deferred tax asset recognized	$ 0	$ 0